Summary of Material Accounting Policies - Additional Information (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2023 CNY (¥)
Disclosure Of Material Accounting Policies [Line Items]
Useful lives of other intangible assets	no more than 12 years
Employee benefits obligation	¥ 0
Useful life of buildings	less than six years
Useful life of other assets	less than two years
Bottom of range [Member] | Internal Developed Contents and Copyrights [Member]
Disclosure Of Material Accounting Policies [Line Items]
Amortized period	1 year
Bottom of range [Member] | Acquired Contents And Copyrights [Member]
Disclosure Of Material Accounting Policies [Line Items]
Amortized period	1 year
Top of range [Member] | Internal Developed Contents and Copyrights [Member]
Disclosure Of Material Accounting Policies [Line Items]
Amortized period	5 years
Top of range [Member] | Acquired Contents And Copyrights [Member]
Disclosure Of Material Accounting Policies [Line Items]
Amortized period	10 years